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                          SEI INSURANCE PRODUCTS TRUST
                           STATEMENT OF CERTIFICATION
                             PURSUANT TO RULE 497(j)


SEI Insurance Products Trust (the "Trust") hereby certifies that the form of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A (File Nos. 333-70013 and 811-09183) which was filed electronically on May 1, 2002 (Accession No. 0000912057-02-017605).


SEI Insurance Products Trust

By:  /s/Timothy D. Barto
     -------------------

Name: Timothy D. Barto

Title: Vice President & Assistant Secretary

Date: May 6, 2002